Share-Based Compensation (The Fair Value Of SARs Expected To Vest Estimated On The Following Assumptions) (Details)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
The fair value of SARs expected to vest is estimated on the following assumptions
Risk-free interest rate, Minimum	0.90%	0.90%	0.90%
Risk-free interest rate, Maximum	2.32%	2.51%	2.73%
Volatility, Minimum	48.00%	51.00%	54.00%
Volatility, Maximum	57.00%	63.00%	70.00%
Minimum [Member]
The fair value of SARs expected to vest is estimated on the following assumptions
Expected life	6 years	6 years	6 years
Maximum [Member]
The fair value of SARs expected to vest is estimated on the following assumptions
Expected life	8 years	8 years	10 years